Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Mar. 07, 2019	Dec. 31, 2018	Feb. 06, 2018	Dec. 31, 2017
Common stock, shares authorized (in shares)			500,000,000
Class A
Common stock, par value (in dollars per share)	$ 0.10		$ 0.10		$ 0.10
Common stock, shares authorized (in shares)	400,000,000		400,000,000		400,000,000
Common stock, shares issued (in shares)	28,985,996		26,851,832	74,212,408	24,737,470
Common stock, shares outstanding (in shares)	28,985,996		26,851,832		24,737,470
Class B
Common stock, par value (in dollars per share)	$ 0.10		$ 0.10		$ 0.10
Common stock, shares authorized (in shares)	100,000,000		100,000,000		100,000,000
Common stock, shares issued (in shares)	17,751,053		17,751,053	53,253,157	17,751,053
Common stock, shares outstanding (in shares)	14,218,596		17,751,053		17,751,053
Common stock, shares outstanding (in shares)			16,330,917
Treasury stock (in shares)	3,532,457	2,112,321	1,420,136